Annual Total Returns [BarChart] - First Trust Short Duration High Income Fund - A	Mar. 01, 2021
Bar Chart Table:
2013	7.43%
2014	2.04%
2015	(1.49%)
2016	9.04%
2017	4.01%
2018	(0.85%)
2019	9.28%
2020	(0.22%)